Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	7.00% Series A Convertible and Perpetual Preferred Shares, 7.00% Series B Convertible and Perpetual Preferred Shares
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. The fee payable in connection with the offering pursuant to this prospectus supplement is being paid herewith in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form N-2ASR (Registration Nos. 333-295476 and 811-22710).